Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	445,590
Number of RSUs, Granted | shares	1,157,989
Number of RSUs, Vested and settled | shares	(89,340)
Number of Shares, Forfeited | shares	(317,531)
Number of Shares, Unvested balance | shares	1,196,708
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.98
Weighted Average Grant Date Fair Value, Granted | $ / shares	0.58
Weighted Average Grant Date Fair Value, Vested and settled | $ / shares	1.08
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0.84
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.64